                            OppenheimerFunds, Inc.
                          Two World Financial Center
                        225 Liberty Street, 11th Floor
                        New York, New York 10281-1008

November 29, 2006

VIA EDGAR
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:   Oppenheimer Growth Fund
            File Nos.  2-45272; 811-02306

To the Securities and Exchange Commission:

Pursuant to Rule 497(j)  under the  Securities  Act of 1933,  as amended  (the
"Securities  Act"),  I  hereby  represent  that  the  form of  Prospectus  and
Statement of  Additional  Information  that would have been filed  pursuant to
Rule  497(c)  under  the  Securities  Act would  not have  differed  from that contained in Post-Effective Amendment No. 65 to the Registrant's  Registration
Statement on Form N-1A,  which was filed  electronically  with the  Securities and Exchange Commission on November 22, 2006.

                                          Very truly yours,

                                          /s/ Taylor V. Edwards
                                          Taylor V. Edwards
                                          Assistant Vice President &
                                          Assistant Counsel
                                          212.323.0310

Attachments

cc:  Mayer, Brown, Rowe, & Maw LLP
     KPMG LLP
     Gloria LaFond
     Nancy S. Vann